Discontinued Operations and Assets Held for Sale	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations and Assets Held for Sale	Discontinued Operations and Assets Held for Sale
On December 7, 2020, the Parent announced that its wholly-owned subsidiary, Lottomatica, had entered into a definitive agreement to sell one hundred percent of the share capital of Lottomatica Videolot Rete S.p.A. and Lottomatica Scommesse S.r.l., the members of the IGT group which conduct its Italian B2C gaming machine, sports betting, and digital gaming businesses, to Gamenet Group S.p.A. for a sale price of €950 million. The businesses to be sold are within the Company’s Global Gaming segment. The Company will receive €725 million at closing, €100 million on December 31, 2021, and €125 million on September 30, 2022. The sale price is subject to certain adjustments specified in the agreement. Closing of the transaction is subject to Italian regulatory approvals and specified representations, warranties, covenants and conditions customary in agreements of this kind and scope. The Company expects the transaction to close in the first half of 2021.

Aligning with our segment reorganization, the sale represents a strategic shift to reframe and simplify the priorities of our Global Gaming segment to focus on its core competencies as a B2B product and service provider. The Company determined that the sale met the criteria to be classified as a discontinued operation and, as a result, its historical financial results are reflected in the Company's consolidated financial statements as a discontinued operation, and assets and liabilities were classified as assets and liabilities held for sale. The Company did not allocate any general corporate overhead to discontinued operations.

Summarized financial information for discontinued operations is shown below:

	For the year ended December 31,
($ thousands)	2020	2019	2018
Total revenue	428,920	778,143	872,506

Operating income (1)	51,029	159,211	173,393

Income from discontinued operations before provision for income taxes	43,407	156,760	170,180
Provision for income taxes	6,726	42,352	45,237
Income from discontinued operations, net of tax	36,681	114,408	124,943
Less: Net (loss) income attributable to non-controlling interests from discontinued operations	(4,760)	4,539	6,913
Income from discontinued operations attributable to IGT PLC	41,441	109,869	118,030
(1) Includes depreciation and amortization of $94.7 million, $99.7 million, and $98.0 million for the years ended 2020, 2019, and 2018, respectively
The Company expects to have continuing involvement with the businesses via a transition services agreement (“TSA”). As part of the expected TSA, the Company will provide various telecommunications, information technology, and back-office services for which the Company will receive compensation. These services generally expire after no more than three years.

The following represents the major classes of assets and liabilities held for sale as part of our discontinued operations:

	December 31,
($ thousands)	2020	2019
Assets:
Trade and other receivables, net	62,110	130,864
Other current assets	58,072	77,515
Systems, equipment and other assets related to contracts, net	86,230	102,347
Goodwill	520,259	520,259
Intangible assets, net	54,711	86,388
Other non-current assets	52,042	54,561
Assets held for sale	833,424	971,934
Liabilities:
Accounts payable	62,693	61,889
Other current liabilities	164,084	123,263
Other non-current liabilities	22,796	29,836
Liabilities held for sale	249,573	214,988
The Company allocated $520.3 million of goodwill to discontinued operations using a relative fair value approach. Prior to the allocation to discontinued operations, the goodwill was included within our Global Gaming segment.
In addition to the sale of certain entities in our Global Gaming segment classified as discontinued operations as described above, we have other disposal groups that meet the requirements to be classified as held for sale in our consolidated balance sheet at December 31, 2020.
The following represents total assets and liabilities held for sale classified between the current and non-current categories:

	December 31,
($ thousands)	2020	2019
Assets:
Current assets held for sale - discontinued operations	833,424	208,379
Current assets held for sale - other	5,416	—
Total current assets held for sale	838,840	208,379
Total non-current assets held for sale	—	763,555
Assets held for sale	838,840	971,934

Liabilities:
Total current liabilities held for sale	249,573	185,152
Total non-current liabilities held for sale	—	29,836
Liabilities held for sale	249,573	214,988